Other liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other liabilities
18.	Other liabilities:

	December 31, 2015	December 31, 2014
Derivative liability	$—	$11
Due to individual investors	4,887	—
Withholding individual income tax payable (See Note 23)	15,199	—
Other current liabilities	51,293	33,751

Total other current liabilities	71,379	33,762
Other non-current liabilities	421	25,535
Accrued warranty reserve	1,594	1,608

Total other non-current liabilities	2,015	27,143

Total of other liabilities	$73,394	$60,905

Amount due to individual investors are related to funds raised through the on-line platform of Solar Energy. From time to time, individual investors may have funds in their members’ accounts without subscribing for any on-line products. Such funds provided to the Group are not entitled to any interest. These non-interest bearing funds are recorded as amount due to individual investors under other current liabilities.

Other liabilities primarily include unpaid purchase consideration of $49,567 and $59,086 for business acquisitions as at December 31, 2015 and 2014 respectively. At December 31, 2015 and 2014, $49,567 and $33,551 were recorded as other current liabilities and nil and $25,535 were recorded as other noncurrent liabilities respectively.